Segment information - Segment EBITA and Segment EBITDA (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Revenue	$ 39,898	¥ 250,266	¥ 158,273	¥ 101,143
Income (Loss) from operations	11,050	69,314	48,055	29,102
Add: share-based compensation expense		20,075	15,995	16,082
Add: amortization of intangible assets	1,135	7,120	5,122	2,931
Add: impairment of goodwill	$ 79	494	0	455
Core commerce
Revenue		214,020	133,880	92,335
Cloud computing
Revenue		13,390	6,663	3,019
Digital media and entertainment
Revenue		19,564	14,733	3,972
Add: impairment of goodwill		494
Innovation initiatives and others
Revenue		3,292	2,997	1,817
Total segments
Revenue		250,266	158,273	101,143
Income (Loss) from operations		78,617	55,819	37,220
Add: share-based compensation expense		16,589	11,666	11,646
Add: amortization of intangible assets		6,794	4,804	2,641
Adjusted EBITA		102,000	72,289	51,507
Total segments | Core commerce
Revenue		214,020	133,880	92,335
Income (Loss) from operations		102,743	74,180	51,153
Add: share-based compensation expense		8,466	5,994	6,224
Add: amortization of intangible assets		2,891	2,258	659
Adjusted EBITA		¥ 114,100	¥ 82,432	¥ 58,036
Adjusted EBITA margin	53.00%	53.00%	62.00%	63.00%
Total segments | Cloud computing
Revenue		¥ 13,390	¥ 6,663	¥ 3,019
Income (Loss) from operations		(3,085)	(1,681)	(2,605)
Add: share-based compensation expense		2,274	1,201	1,349
Add: amortization of intangible assets		12	4	4
Adjusted EBITA		¥ (799)	¥ (476)	¥ (1,252)
Adjusted EBITA margin	(6.00%)	(6.00%)	(7.00%)	(41.00%)
Total segments | Digital media and entertainment
Revenue		¥ 19,564	¥ 14,733	¥ 3,972
Income (Loss) from operations		(14,140)	(9,882)	(4,112)
Add: share-based compensation expense		2,142	1,454	981
Add: amortization of intangible assets		3,693	1,886	1,321
Adjusted EBITA		¥ (8,305)	¥ (6,542)	¥ (1,810)
Adjusted EBITA margin	(42.00%)	(42.00%)	(44.00%)	(46.00%)
Total segments | Innovation initiatives and others
Revenue		¥ 3,292	¥ 2,997	¥ 1,817
Income (Loss) from operations		(6,901)	(6,798)	(7,216)
Add: share-based compensation expense		3,707	3,017	3,092
Add: amortization of intangible assets		198	656	657
Adjusted EBITA		¥ (2,996)	¥ (3,125)	¥ (3,467)
Adjusted EBITA margin	(91.00%)	(91.00%)	(104.00%)	(191.00%)
Unallocated
Income (Loss) from operations		¥ (9,303)	¥ (7,764)	¥ (8,118)
Add: share-based compensation expense		3,486	4,329	4,436
Add: amortization of intangible assets		326	318	290
Add: impairment of goodwill		494		455
Adjusted EBITA		¥ (4,997)	¥ (3,117)	¥ (2,937)